UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/15

The following N-CSR relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for those series, as appropriate.

                                    Dreyfus Diversified International Fund

Dreyfus Global Infrastructure Fund

Dreyfus Global Real Estate Securities Fund
            Dreyfus Greater China Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Diversified
International Fund

SEMIANNUAL REPORT April 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
24	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Diversified
International Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Diversified International Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Jeffrey M. Mortimer, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Diversified International Fund’s Class A shares produced a total return of 5.19%, Class C shares returned 4.81%, and Class I shares returned 5.42%.1 This compares with a 6.81% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE® Index”), during the same period.2

Stocks gained value in many international markets after several major central banks implemented more aggressively accommodative monetary policies, but local market gains were offset for U.S. investors when the U.S. dollar strengthened sharply against most other currencies. The fund underperformed its benchmark, in part due to its generally defensive investment posture and exposure to emerging markets that are not represented in the MSCI EAFE Index.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation or its affiliates, referred to as underlying funds, that invest primarily in stocks issued by foreign companies.The underlying funds are selected by the portfolio managers based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The portfolio managers will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. As of April 30, 2015, the fund’s market value was allocated as follows:

Underlying Funds	(%)
International Stock Fund	32.1%
Dreyfus/Newton International Equity Fund	29.9%
Dreyfus International Equity Fund	29.6%
Dreyfus International Value Fund	5.1%
Dreyfus Emerging Markets Fund	3.3%

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Quantitative Easing Drove Market Performance

International stock prices generally climbed during the reporting period after several major central banks implemented new monetary policies designed to stimulate greater growth and address deflationary pressures in a persistently sluggish global economy. European equities rallied strongly when the European Central Bank announced a larger-than-expected quantitative easing program in January 2015, while Japanese stocks benefited from the intensification of the Bank of Japan’s bond buying program. China reduced short-term interest rates and relaxed regulations governing property transactions in an attempt to combat its economic slowdown.

These measures drove foreign sovereign bond yields sharply lower over the first half of the reporting period, and global investors flocked instead to higher yielding U.S. Treasury securities. The resulting influx of investment capital to domestic markets caused the U.S. dollar to appreciate sharply against the euro, the yen, and other foreign currencies, effectively eroding returns from unhedged international investments, including equities, for U.S. residents.

Emerging Markets Hindered Fund Performance

The fund’s underlying investments generally lagged market averages over the final two months of 2014, when global equity markets encountered heightened volatility stemming from disappointing economic data, plummeting oil prices, and depreciating foreign currency values against the U.S. dollar. Relative performance improved over the first four months of 2015 amid more aggressively accommodative monetary policies and stabilizing oil prices, giving investors greater confidence that new stimulative measures would address longstanding economic concerns in European and Asian markets.

In this environment, the fund generally maintained a cautious investment posture with an emphasis on underlying funds with relatively defensive approaches to international equity markets.While this positioning proved effective in dampening overall portfolio volatility, it prevented the fund from participating more fully in market gains. The fund’s exposure to emerging-markets equities, which are not part of the MSCI EAFE Index, also undermined relative performance when emerging stock markets trailed more developed markets. In response, we reduced the fund’s exposure to the emerging markets during the reporting period by reallocating a portion of its investment in the underperforming Dreyfus International Value Fund to Dreyfus International Equity Fund and International Stock Fund.

4

In this changing market environment, Dreyfus/Newton International Equity Fund produced the highest returns of the fund’s underlying investments, with results driven by overweighted exposure to the strong-performing consumer discretionary sector and an underweighted position in the struggling energy and utilities sectors. In contrast, Dreyfus International Equity Fund trailed the other developed market funds, primarily due to its underweighted exposure to consumer discretionary stocks and market-neutral exposure to the energy and utilities sectors.

Maintaining a Cautious Approach

As of the reporting period’s end, economic conditions in some parts of the world appear to be responding positively to central banks’ easy monetary policies. However, in light of the international equity markets’ recent gains, it appears that an improving global economy may already be reflected in stock prices. Therefore, we have continued to favor underlying funds with more defensive investment approaches in order to weather bouts of heightened market volatility over the near term. In our judgment, this is a prudent strategy until we see firmer evidence of a sustainable global economic recovery.

May 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.These risks are higher in emerging market countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through March 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC.—Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified International Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 1.98	$ 5.79	$ .15
Ending value (after expenses)	$ 1,051.90	$ 1,048.10	$ 1,054.20

COMPARING YOUR FUND’S EXPENSES
  WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 1.96	$ 5.71	$ .15
Ending value (after expenses)	$ 1,022.86	$ 1,019.14	$ 1,024.65

† Expenses are equal to the fund’s annualized expense ratio of .39% for Class A, 1.14% for Class C and .03% for
Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Registered Investment Companies—100.0%	Shares		Value ($)
Foreign Equity
Dreyfus Emerging Markets Fund, Cl. Y	2,185,296	[a]	22,574,112
Dreyfus International Equity Fund, Cl. I	5,572,730	[a,b]	205,578,018
Dreyfus International Value Fund, Cl. I	2,814,626	[a]	35,126,530
Dreyfus/Newton International Equity Fund, Cl. Y	10,162,456	[a,b]	207,110,852
International Stock Fund, Cl. Y	14,095,241	[a,b]	222,845,754

Total Investments (cost $554,319,798)	100.0%		693,235,266
Cash and Receivables (Net)	.0%		321,468
Net Assets	100.0%		693,556,734

a Investment in affiliated mutual fund.
b The fund’s investment in the Dreyfus International Equity Fund, Dreyfus/Newton International Equity Fund and
the International Stock Fund represents 29.6%, 29.9%, and 32.1%, respectively, of the fund’s total investments.All three funds seek to provide long-term capital appreciation.

Portfolio Summary (Unaudited)†
Value (%)
Mutual Funds: Foreign	100.0
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	554,319,798	693,235,266
Cash		432,019
Receivable for shares of Common Stock subscribed		520,121
Prepaid expenses		29,144
Due from The Dreyfus Corporation and affiliates—Note 3(c)		1,651
		694,218,201
Liabilities ($):
Payable for shares of Common Stock redeemed		560,598
Accrued expenses		100,869
		661,467
Net Assets ($)		693,556,734
Composition of Net Assets ($):
Paid-in capital		579,743,869
Accumulated distributions in excess of investment income—net		(568,039)
Accumulated gross realized gain (loss) on investments		(24,534,564)
Accumulated gross unrealized appreciation on
investments in affiliated issuers		138,915,468
Net Assets ($)		693,556,734

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	11,744,530	195,012	681,617,192
Shares Outstanding	982,719	16,345	56,941,290
Net Asset Value Per Share ($)	11.95	11.93	11.97
See notes to financial statements.

8

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	13,512,194
Expenses:
Shareholder servicing costs—Note 3(c)	89,275
Professional fees	37,204
Directors’ fees and expenses—Note 3(d)	24,176
Registration fees	21,740
Prospectus and shareholders’ reports	7,239
Loan commitment fees—Note 2	3,498
Custodian fees—Note 3(c)	2,741
Interest expense—Note 2	1,378
Distribution fees—Note 3(b)	763
Miscellaneous	10,505
Total Expenses	198,519
Less—reduction in expenses due to undertaking—Note 3(a)	(64,966)
Less—reduction in fees due to earnings credits—Note 3(c)	(5)
Net Expenses	133,548
Investment Income—Net	13,378,646
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(3,145,996)
Capital gain distributions from affiliated issuers	3,505,385
Net Realized Gain (Loss)	359,389
Net unrealized appreciation (depreciation) on investments in affiliated issuers	21,507,560
Net Realized and Unrealized Gain (Loss) on Investments	21,866,949
Net Increase in Net Assets Resulting from Operations	35,245,595

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	13,378,646	7,291,799
Net realized gain (loss) on investments in
affiliated issuers	359,389	3,279,352
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	21,507,560	(8,415,853)
Net Increase (Decrease) in Net Assets
Resulting from Operations	35,245,595	2,155,298
Dividends to Shareholders from ($):
Investment income—net:
Class A	(203,555)	(109,281)
Class C	(2,246)	(1,320)
Class I	(13,606,359)	(7,189,193)
Total Dividends	(13,812,160)	(7,299,794)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	1,730,164	5,281,009
Class C	5,734	64,442
Class I	85,122,822	260,748,500
Dividends reinvested:
Class A	202,494	108,590
Class C	2,246	1,320
Class I	2,074,762	1,047,551
Cost of shares redeemed:
Class A	(1,989,435)	(2,605,435)
Class C	(31,660)	(36,600)
Class I	(88,554,565)	(65,426,472)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(1,437,438)	199,182,905
Total Increase (Decrease) in Net Assets	19,995,997	194,038,409
Net Assets ($):
Beginning of Period	673,560,737	479,522,328
End of Period	693,556,734	673,560,737
Distributions in excess of
investment income–net	(568,039)	(134,525)

10

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	152,553	453,863
Shares issued for dividends reinvested	18,492	9,290
Shares redeemed	(175,253)	(220,936)
Net Increase (Decrease) in Shares Outstanding	(4,208)	242,217
Class C
Shares sold	485	5,492
Shares issued for dividends reinvested	205	113
Shares redeemed	(2,724)	(3,199)
Net Increase (Decrease) in Shares Outstanding	(2,034)	2,406
Class I
Shares sold	7,494,333	22,395,377
Shares issued for dividends reinvested	189,476	89,611
Shares redeemed	(7,788,474)	(5,611,885)
Net Increase (Decrease) in Shares Outstanding	(104,665)	16,873,103

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2015			Year Ended October 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.57		11.69	9.78	9.38	10.16	9.45
Investment Operations:
Investment income—net[a]	.21		.11	.17	.16	.09	.09
Net realized and unrealized
gain (loss) on investments	.37		(.09)	1.89	.42	(.73)	.86
Total from
Investment Operations	.58		.02	2.06	.58	(.64)	.95
Distributions:
Dividends from
investment income—net	(.20)		(.14)	(.15)	(.18)	(.14)	(.12)
Dividends from net realized
gain on investments	—		—	—	—	—	(.12)
Total Distributions	(.20)		(.14)	(.15)	(.18)	(.14)	(.24)
Net asset value, end of period	11.95		11.57	11.69	9.78	9.38	10.16
Total Return (%)[b]	5.19	[c]	.20	21.29	6.39	(6.47)	10.18
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	1.52	[e]	.97	.40	.41	.40	.40
Ratio of net expenses
to average net assets[d]	.39	[e]	.34	.34	.41	.24	.30
Ratio of net investment income
to average net assets[d]	3.71	[e]	.95	1.64	1.70	.90	.92
Portfolio Turnover Rate	12.47	[c]	9.48	10.28	30.63	16.15	20.78
Net Assets, end of period
($ x 1,000)	11,745		11,418	8,702	8,675	10,310	7,701

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Amounts do not include the expenses of the underlying funds.
e	Annualized.

See notes to financial statements.

12

Six Months Ended
	April 30, 2015			Year Ended October 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.51		11.65	9.69	9.35	10.10	9.38
Investment Operations:
Investment income—net[a]	.17		.05	.05	.17	.01	.08
Net realized and unrealized
gain (loss) on investments	.37		(.11)	1.92	.34	(.71)	.78
Total from
Investment Operations	.54		(.06)	1.97	.51	(.70)	.86
Distributions:
Dividends from
investment income—net	(.12)		(.08)	(.01)	(.17)	(.05)	(.02)
Dividends from net realized
gain on investments	—		—	—	—	—	(.12)
Total Distributions	(.12)		(.08)	(.01)	(.17)	(.05)	(.14)
Net asset value, end of period	11.93		11.51	11.65	9.69	9.35	10.10
Total Return (%)[b]	4.81	[c]	(.54)	20.33	5.65	(7.01)	9.21
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[d]	1.46	[e]	1.45	1.63	1.47	1.48	1.63
Ratio of net expenses
to average net assets[d]	1.14	[e]	1.09	1.10	1.17	.70	1.07
Ratio of net investment income
to average net assets[d]	2.98	[e]	.46	.47	1.71	.13	.85
Portfolio Turnover Rate	12.47	[c]	9.48	10.28	30.63	16.15	20.78
Net Assets, end of period
($ x 1,000)	195		212	186	116	109	69

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Amounts do not include the expenses of the underlying funds.
e	Annualized.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2015			Year Ended October 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	11.60		11.72	9.81	9.39	10.18	9.47
Investment Operations:
Investment income—net[a]	.23		.15	.21	.18	.11	.11
Net realized and unrealized
gain (loss) on investments	.38		(.09)	1.89	.44	(.74)	.86
Total from
Investment Operations	.61		.06	2.10	.62	(.63)	.97
Distributions:
Dividends from
investment income—net	(.24)		(.18)	(.19)	(.20)	(.16)	(.14)
Dividends from net realized
gain on investments	—		—	—	—	—	(.12)
Total Distributions	(.24)		(.18)	(.19)	(.20)	(.16)	(.26)
Net asset value, end of period	11.97		11.60	11.72	9.81	9.39	10.18
Total Return (%)	5.42	[b]	.46	21.69	6.82	(6.33)	10.34
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[c]	.03	[d]	.04	.04	.06	.05	.05
Ratio of net expenses
to average net assets[c]	.03	[d]	.04	.04	.06	.04	.04
Ratio of net investment income
to average net assets[c]	4.05	[d]	1.24	1.94	1.91	1.07	1.10
Portfolio Turnover Rate	12.47	[b]	9.48	10.28	30.63	16.15	20.78
Net Assets, end of period
($ x 1,000)	681,617		661,931	470,634	462,450	475,017	352,131

a	Based on average shares outstanding.
b	Not annualized.
c	Amounts do not include the expenses of the underlying funds.
d	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified International Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 400 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the NewYork Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds†	693,235,266	—	—	693,235,266

† See Statement of Investments for additional detailed categorizations.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value					Net Realized
Company	10/31/2014	($)	Purchases ($)†		Sales ($)	(Loss) ($)
Dreyfus Emerging
Markets
Fund, Cl. Y	22,567,710		1,540,511		1,548,671	(107,025)
Dreyfus International
Equity Fund, Cl. I	182,882,291		27,618,309		12,617,112	(1,025,939)
Dreyfus International
Value Fund, Cl. I	73,660,015		5,318,856		42,963,817	(256,577)
Dreyfus/Newton
International
Equity Fund, Cl.Y	197,850,160		20,235,561		13,300,349	(1,006,015)
International
Stock Fund, Cl. Y	190,893,041		35,627,603		12,890,406	(750,440)
Total	667,853,217		90,340,840		83,320,355	(3,145,996)

† Includes reinvested dividends/distributions.

	Change in Net
Affiliated	Unrealized
Investment	Appreciation		Value		Net	Dividends/
Company	(Depreciation) ($)		4/30/2015	($)	Assets (%) Distributions ($)
Dreyfus Emerging
Markets Fund, Cl. Y	121,587		22,574,112		3.3	331,750
Dreyfus International
Equity Fund, Cl. I	8,720,469		205,578,018		29.6	2,661,965
Dreyfus International
Value Fund, Cl. I	(631,947)		35,126,530		5.1	1,265,946
Dreyfus/Newton
International
Equity Fund, Cl.Y	3,331,495		207,110,852		29.9	9,854,213
International
Stock Fund, Cl. Y	9,965,956		222,845,754		32.1	2,903,705
Total	21,507,560		693,235,266		100.0	17,017,579

18

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $13,051,415 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. If not applied, $415,833 of the carryover expires in fiscal year 2018 and $943,756 expires in fiscal year 2019. The fund has $2,947,407 of post-enactment short-term capital losses and $8,744,419 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $7,299,794. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2015 was approximately $250,300 with a related weighted average annualized interest rate of 1.11%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other mutual funds advised by Dreyfus.All fees and expenses of the underlying funds

20

are reflected in the underlying funds’ net asset value. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to assume the direct expenses of the fund, so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $64,966 during the period ended April 30, 2015.

During the period ended April 30, 2015, the Distributor retained $111 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $763 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $14,315 and $254, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015 the fund was charged $3,010 for transfer agency services and $115 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $5.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $2,741 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $4,527 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees $120, Shareholder Services Plan fees $2,451, custodian fees $2,201, Chief Compliance Officer fees $2,945 and transfer agency fees $1,362, which are offset against an expense reimbursement currently in effect in the amount of $10,730.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2015, amounted to $90,340,840 and $83,320,355, respectively.

At April 30, 2015, gross net unrealized appreciation on investments was $138,915,468.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

24

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and its affiliates the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group and Performance Universe medians for all periods except for the one-year period when it was above the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s performance was above the return of the benchmark for five of the seven calendar years shown.The Dreyfus representatives noted that one of the fund’s two portfolio managers was retiring and that management had proposed a new portfolio manager for the board’s consideration.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Board noted that, like most other funds in the Expense Group, the fund pays management fees only at the underlying fund level and that the actual management fees of the fund and the other funds in the Expense Group were zero. The Board further noted that the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to assume the expenses of the fund, until March 1, 2016, so that the total annual fund and underlying funds operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board

26

also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board noted Dreyfus’ efforts to improve fund performance and agreed to closely monitor performance.

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the fee charged by Dreyfus under the Agreement was for services in addition to, and not duplicative of, services provided under the advisory contracts of the underlying funds in which the fund invested.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

28

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Global Infrastructure Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Understanding Your Fund’s Expenses
3	Comparing Your Fund’s Expenses With Those of Other Funds
4	Statement of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
22	Information About the Approval of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Global
Infrastructure Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this report for Dreyfus Global Infrastructure Fund, covering the period from the fund’s inception on March 30, 2015, through April 30, 2015.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Infrastructure Fund from March 30, 2015 (commencement of operations) to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 1.15	$ 1.81	$ .93	$ .93
Ending value (after expenses)	$ 1,011.20	$ 1,010.40	$ 1,011.20	$ 1,011.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015 ††

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$ 6.51	$ 10.24	$ 5.26	$ 5.26
Ending value (after expenses)	$ 1,018.35	$ 1,014.63	$ 1,019.59	$ 1,019.59

†	Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.05% for
Class I and 1.05% for ClassY, multiplied by the average account value over the period, multiplied by 32/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C, Class I and Class Y shares commenced operations on March 30, 2015, the hypothetical expenses paid during the period reflect projected activity for the full six months period for purposes of comparability.
This projection assumes that annualized expense ratios were in effect during the period November 1, 2014 to April 30, 2015.
††† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.05% for
Class I and 1.05% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund 3

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—97.8%	Shares		Value ($)
Australia—2.6%
Aurizon Holdings	52,780		201,940
Macquarie Atlas Roads Group	48,480		124,774
Transurban Group	43,780		342,914
			669,628
Brazil—.5%
CCR	10,900		60,054
Rumo Logistica Operadora Multimodal	160,200	[a]	69,122
			129,176
Canada—10.4%
Canadian National Railway	10,260		662,457
Canadian Pacific Railway	1,620		308,867
Enbridge	19,350		1,011,364
Pembina Pipeline	4,910		170,883
TransCanada	5,710		265,031
Veresen	15,150		227,784
			2,646,386
France—1.1%
Groupe Eurotunnel	17,180		275,531
Hong Kong—3.9%
China Merchants Holdings International	74,000		335,929
Hong Kong & China Gas	128,000		305,326
Power Assets Holdings	34,000		343,475
			984,730
Italy—1.7%
Atlantia	10,300		289,944
Snam	29,270		152,508
			442,452
Japan—10.5%
Central Japan Railway	3,700		656,452
Chubu Electric Power	26,400		346,652
East Japan Railway	8,000		706,306
Electric Power Development	10,200		343,755
Kansai Electric Power	28,700	[a]	288,658
Tokyo Electric Power	20,500	[a]	83,704
Tokyo Gas	47,000		270,031
			2,695,558

4

Common Stocks (continued)	Shares		Value ($)
Mexico—1.6%
Grupo Aeroportuario del Centro Norte	38,400	[a]	191,725
Grupo Aeroportuario del Sureste, Cl. B	14,800		209,392
			401,117
Spain—2.2%
Enagas	8,660		266,824
Red Electrica	3,520		295,399
			562,223
United Kingdom—5.5%
Centrica	39,500		154,413
Go-Ahead Group	3,780		143,039
National Grid	73,160		983,627
Severn Trent	3,940		128,284
			1,409,363
United States—57.8%
Alliant Energy	3,350		202,574
American Electric Power	12,510		711,444
American Tower	7,100	[b]	671,163
American Water Works	7,000		381,640
CMS Energy	8,270		280,601
Columbia Pipeline Partners	16,920		457,686
CSX	18,770		677,409
Dominion Resources	16,840		1,207,091
DTE Energy	7,490		596,429
Duke Energy	7,490		580,999
Edison International	9,600		585,024
Enterprise Products Partners	5,090		174,332
Eversource Energy	3,730		181,875
Exelon	9,540		324,551
InfraREIT	5,360		167,178
Kinder Morgan	34,090		1,464,165
Macquarie Infrastructure	1,710		141,520
NextEra Energy	3,600		363,348
NiSource	6,690		290,480
Norfolk Southern	2,420		244,057
PG&E	10,750		568,890
Pinnacle West Capital	3,690		225,828

The Fund 5

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United States (continued)
SBA Communications, Cl. A	4,480 [a]	518,874
SemGroup, Cl. A	2,550	214,685
Sempra Energy	5,010	531,912
Union Pacific	19,150	2,034,305
Williams	13,400	685,946
Xcel Energy	8,510	288,574
		14,772,580
Total Common Stocks
(cost $24,786,275)		24,988,744

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $125,224)	125,224 [c]	125,224
Total Investments (cost $24,911,499)	98.3%	25,113,968
Cash and Receivables (Net)	1.7%	429,782
Net Assets	100.0%	25,543,750

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation	33.9	Infrastructure	2.0
Energy	32.8	Money Market Investment	.5
Electric	23.8
Specialty	5.3		98.3

† Based on net assets.
See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	24,786,275	24,988,744
Affiliated issuers	125,224	125,224
Cash denominated in foreign currencies	12,760	13,108
Receivable for shares of Common Stock subscribed		240,000
Receivable for investment securities sold		192,368
Dividends receivable		36,387
Prepaid expenses		142,092
Due from The Dreyfus Corporation and affiliates—Note 2(c)		6,968
		25,744,891
Liabilities ($):
Payable for investment securities purchased		34,448
Accrued expenses		166,693
		201,141
Net Assets ($)		25,543,750
Composition of Net Assets ($):
Paid-in capital		25,268,071
Accumulated undistributed investment income—net		13,442
Accumulated net realized gain (loss) on investments		59,302
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions		202,935
Net Assets ($)		25,543,750

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	4,311,327	1,010,227	10,111,098	10,111,098
Shares Outstanding	341,184	80,000	800,000	800,000
Net Asset Value Per Share ($)	12.64	12.63	12.64	12.64
See notes to financial statements.

The Fund 7

STATEMENT OF OPERATIONS

From March 30, 2015 (commencement of operations) to April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $301 foreign taxes withheld at source):
Unaffiliated issuers	38,365
Affiliated issuers	214
Total Income	38,579
Expenses:
Management fee—Note 2(a)	19,974
Professional fees	19,971
Registration fees	8,627
Custodian fees—Note 2(c)	3,000
Shareholder servicing costs—Note 2(c)	1,271
Distribution fees—Note 2(b)	665
Prospectus and shareholders’ reports	300
Directors’ fees and expenses—Note 2(d)	124
Miscellaneous	2,772
Total Expenses	56,704
Less—reduction in expenses due to undertaking—Note 2(a)	(31,567)
Net Expenses	25,137
Investment Income—Net	13,442
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	58,360
Net realized gain (loss) on forward foreign currency exchange contracts	942
Net Realized Gain (Loss)	59,302
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	202,935
Net Realized and Unrealized Gain (Loss) on Investments	262,237
Net Increase in Net Assets Resulting from Operations	275,679
See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

From March 30, 2015 (commencement of operations) to April 30, 2015 (Unaudited)

Operations ($):
Investment income—net	13,442
Net realized gain (loss) on investments	59,302
Net unrealized appreciation (depreciation) on investments	202,935
Net Increase (Decrease) in Net Assets Resulting from Operations	275,679
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,268,071
Class C	1,000,000
Class I	10,000,000
Class Y	10,000,000
Increase (Decrease) in Net Assets from Capital Stock Transactions	25,268,071
Total Increase (Decrease) in Net Assets	25,543,750
Net Assets ($):
Beginning of Period	—
End of Period	25,543,750
Undistributed investment income—net	13,442
Capital Share Transactions (Shares):
Class A
Shares sold	341,184
Class C
Shares sold	80,000
Class I
Shares sold	800,000
Class Y
Shares sold	800,000

See notes to financial statements.

The Fund 9

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from March 30, 2015 (commencement of operations) to April 30, 2015. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distribu-tions.These figures have been derived from the fund’s financial statements.

	Class A		Class C	Class I	Class Y
	Shares		Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50		12.50	12.50	12.50
Investment Operations:
Investment income (loss)—net[a]	.00	[b]	(.00)[b]	.01	.01
Net realized and unrealized
gain (loss) on investments	.14		.13	.13	.13
Total from Investment Operations	.14		.13	.14	.14
Net asset value, end of period	12.64		12.63	12.64	12.64
Total Return (%)[c]	1.12	[d]	1.04 [d]	1.12	1.12
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	2.74		3.49	2.47	2.47
Ratio of net expenses
to average net assets[e]	1.30		2.05	1.05	1.05
Ratio of net investment income (loss)
to average net assets[e]	.44		(.31)	.68	.68
Portfolio Turnover Rate[c]	2.43		2.43	2.43	2.43
Net Assets, end of period ($ x 1,000)	4,311		1,010	10,111	10,111

a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Exclusive of sales charge.
e	Annualized.

See notes to financial statements.

10

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Infrastructure Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund, which commenced operations on March 30, 2015.The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management, Inc. (“CenterSquare”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.The fund’s fiscal year end is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 320,000 Class A and all of the outstanding Class C, Class I and Class Y shares of the fund.

The Fund 11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

12

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

14

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	14,772,580	—		—	14,772,580
Equity Securities—
Foreign
Common Stocks†	—	10,216,164	††	—	10,216,164
Mutual Funds	125,224	—		—	125,224

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	3/30/2015 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—	25,250,000	25,124,776	125,224.5

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

16

(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from March 30, 2015 through December 31, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $31,567 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and CenterSquare, CenterSquare serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”),

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval.The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $665 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

18

During the period ended April 30, 2015, Class A and Class C shares were charged $889 and $222, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $160 for transfer agency services and $2 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $3,000 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $1,027 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $18,745, Distribution Plan fees $624, Shareholder Services Plan fees $1,043, custodian fees $3,000, Chief Compliance Officer fees $1,027 and transfer agency fees $160, which are offset against an expense reimbursement currently in effect in the amount of $31,567.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2015, amounted to $25,386,894 and $599,335, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterpar-ties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is

20

opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2015, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Forward contracts	4,821,532

At April 30, 2015, accumulated net unrealized appreciation on investments was $202,469, consisting of $571,532 gross unrealized appreciation and $369,063 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 21

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
MANAGEMENT AND SUB-INVESTMENT ADVISORY
AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on September 23, 2014, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which CenterSquare Investment Management, Inc. (the “Subadviser”), an affiliate of Dreyfus, will provide day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered

22

Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of Dreyfus the portfolio management team and the investment strategies to be employed in the management of the fund’s assets.The Board noted the reputation and experience of Dreyfus and the Subadviser.

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Lipper, Inc. (“Lipper”) (the “Comparison Group”) and to the management fees of funds in the fund’s anticipated Lipper category. They noted that the fund’s contractual management fee was above and at the average and median contractual management fees, respectively, for the funds in the Comparison Group. The fund’s estimated total expenses (as limited through at least December 31, 2015 by agreement with Dreyfus to waive receipt of its fees and/or assume the expenses of the fund so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the fund’s average daily net assets) were below the average and median expense ratios of the funds in the Comparison Group.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar

The Fund 23

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
MANAGEMENT AND SUB-INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (continued)

Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to be paid to the Subadviser in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of soft dollar arrangements with respect to trading the fund’s investments. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices to be provided by Dreyfus and the Subadviser are adequate and appropriate.

24

  The Board concluded that since the fund had not yet commenced operations, its performance could not be measured and was not a factor.

  The Board concluded that the fees to be paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that because the fund had not yet com- menced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of other funds advised by Dreyfus and the Subadviser. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the Board’s conclusions may be based, in part, on their consideration of similar arrangements in prior years. The Board determined to approve the Agreements.

The Fund 25

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus
Global Real Estate
Securities Fund

SEMIANNUAL REPORT April 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
31	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Global Real Estate
Securities Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Estate Securities Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by E. Todd Briddell and Dean Frankel, Portfolio Managers, CenterSquare Investment Management, Inc., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of 3.51%, Class C shares returned 3.27%, Class I shares returned 3.69%, and Class Y shares returned 3.70%.1 In comparison, the FTSE EPRA/NAREIT Developed Index, the fund’s benchmark, achieved a total return of 3.96% for the same period.2

Global real estate securities fared well for much of the reporting period amid more aggressively accommodative monetary policies in Europe and Asia, but they gave back some of their gains in March and April 2015. The fund underperformed its benchmark, mainly due to adverse currency fluctuations and cash drag. During the period, the fund’s relative performance was driven by stock picking in the U.S., the UK, and Hong Kong. Relative performance was positive in Europe though this was offset by currency effects. The underweight position to Singapore and Japan along with a slight overweight to Australia, however, detracted from relative performance.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income by investing at least 80% of its assets in companies principally engaged in the real estate sector. Under normal market conditions, the fund expects to invest at least 40% of its assets in companies located outside the United States and to invest in at least 10 different countries. The fund also may invest in companies located in emerging markets and in companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective.

Quantitative Easing Drove Market Performance

Asset values generally climbed during the reporting period as major central banks implemented new monetary policies designed to stimulate greater growth. European markets rallied after the European Central Bank announced a larger-than-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

expected quantitative easing program in January 2015, while Japanese stocks benefited from the continuation of the Bank of Japan’s bond buying program. China reduced short-term interest rates and relaxed regulations governing property transactions. In contrast, U.S. stocks produced more moderate gains after the Federal Reserve Board’s quantitative easing program ended in October 2014 and investors anticipated eventual increases in short-term rates.The Australian market performed well with the RBA’s easing bias arguing well for real estate stocks, and overseas capital flowing into core real estate.

These measures drove foreign sovereign bond yields sharply lower over the first half of the reporting period, driving income-oriented investors to dividend-paying stocks, including real estate investment trusts (“REITs”). However, the trend began to reverse in mid-March, when bond yields rebounded based on negative commentary from leading investors, partly offsetting earlier gains. Through the end of April into May, however, REITs experienced an upswing and real estate fundamentals remain strong across the globe.

Currency Movements Eroded Foreign Investment Returns

Historically low interest rates in overseas markets sparked an influx of investment capital to the United States, causing the U.S. dollar to appreciate sharply against the euro, the yen and other foreign currencies, effectively eroding returns from international investments for U.S. residents. Indeed, currency movements, most notably in response to the removal of the Swiss Franc peg, were responsible for much of the fund’s underperformance compared to its benchmark.

Finding Ample Opportunities throughout the World

As of the reporting period’s end, we have continued to identify attractive opportunities among global real estate securities. Valuations in Hong Kong appear especially compelling, and we have established overweighted exposure to the region. In Europe, we have focused on reasonably valued REITs in Norway and Sweden over those in the Eurozone. We have maintained a neutral position to the United States.We have identified relatively few opportunities in Japan, where valuations are high and growth rates

4

are low. Against this uncertain backdrop, we continue to focus on bottom-up stock picking, where there are still opportunities to buy quality stocks at reasonable valuations, and will seek to capitalize on regions and sectors where the conditions for real estate investment remains attractive in spite of economic weakness.

May 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.These risks are enhanced in emerging market countries. Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries.The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate.These include declines in real estate values and defaults by mortgagors or other borrowers.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees.

1 Total returns include reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 1, 2016, at which time it may be extended, terminated, or modified.
2 SOURCE: LIPPER INC.—Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The FTSE European Public Real Estate Association (EPRA) National Association of Real Estate Investment
Trusts (NAREIT) Developed Global Real Estate Securities Index is an unmanaged index designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.56	$10.33	$5.20	$5.10
Ending value (after expenses)	$1,035.10	$1,032.70	$1,036.90	$1,037.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.51	$10.24	$5.16	$5.06
Ending value (after expenses)	$1,018.35	$1,014.63	$1,019.69	$1,019.79

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.03% for
Class I and 1.01% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—99.0%	Shares		Value ($)
Australia—6.1%
Dexus Property Group	526,780		3,064,639
Federation Centres	1,862,850		4,338,957
Goodman Group	1,203,840		5,928,971
Investa Office Fund	682,320		2,000,746
Mirvac Group	5,183,130		8,212,390
Scentre Group	3,263,110		9,627,013
Stockland	1,802,830		6,312,107
Westfield	1,062,270		7,903,563
			47,388,386
Canada—2.6%
Allied Properties Real Estate Investment Trust	149,050		4,941,567
Boardwalk Real Estate Investment Trust	38,790		1,953,486
Calloway Real Estate Investment Trust	242,990		6,152,793
Dream Office Real Estate Investment Trust	222,690		5,109,042
RioCan Real Estate Investment Trust	89,360		2,211,595
			20,368,483
Finland—.8%
Citycon	929,450	[a]	3,013,357
Sponda	678,039		2,960,654
			5,974,011
France—3.5%
ICADE	57,680		5,017,665
Klepierre	214,210		10,392,850
Unibail-Rodamco	43,780		12,024,573
			27,435,088
Germany—3.1%
alstria office REIT	334,924	[a]	4,747,327
Deutsche Annington Immobilien	250,280		8,468,287
Deutsche Wohnen-BR	317,900		8,371,509
LEG Immobilien	30,060	[a]	2,343,499
			23,930,622
Hong Kong—7.7%
Henderson Land Development	365,900		2,939,932
Hongkong Land Holdings	1,017,000		8,218,762
Kerry Properties	538,500		2,199,086

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
Link REIT	1,119,000		6,940,560
New World Development	6,138,000		8,147,127
Sun Hung Kai Properties	1,178,000		19,598,928
Swire Properties	1,063,700		3,660,019
Wharf Holdings	1,137,000		8,210,432
			59,914,846
Japan—11.8%
Advance Residence Investment	1,505		3,542,070
Daiwa House REIT Investment	450		2,007,181
Japan Excellent	1,001		1,323,034
Japan Hotel REIT Investment	5,308		3,928,606
Japan Logistics Fund	1,649		3,502,103
Kenedix Office Investment	1,150		6,228,805
Kenedix Residential Investment	1,105		3,218,152
Kenedix Retail REIT	1,019		2,547,794
Mitsubishi Estate	463,000		10,884,270
Mitsui Fudosan	760,000		22,514,319
Nippon Building Fund	1,446		7,183,960
Nomura Real Estate Office Fund	323		1,474,529
ORIX JREIT	2,143		3,166,491
Sumitomo Realty & Development	365,000		14,098,159
Tokyo Tatemono	667,000		4,848,241
Top REIT	255		1,101,673
			91,569,387
Norway—.5%
Entra	226,360		2,324,379
Norwegian Property	838,270	[a]	1,129,331
			3,453,710
Singapore—3.4%
Ascendas Real Estate Investment Trust	810,000		1,509,661
CapitaCommercial Trust	1,081,000		1,382,704
CapitaLand	1,654,000		4,603,662
CDL Hospitality Trusts	1,158,000		1,500,551
Fortune Real Estate Investment Trust	2,365,000		2,441,757
Global Logistic Properties	3,642,000		7,537,292
Keppel DC REIT	3,522,000		2,740,794

8

Common Stocks (continued)	Shares		Value ($)
Singapore (continued)
Keppel REIT	3,135,000		2,911,312
Mapletree Greater China Commercial Trust	1,924,000		1,539,916
			26,167,649
Sweden—1.4%
Hemfosa Fastigheter	61,550		1,415,406
Kungsleden	525,270		3,824,662
Wihlborgs Fastigheter	305,610		5,915,697
			11,155,765
Switzerland—.6%
PSP Swiss Property	46,600	[a]	4,346,858
United Kingdom—6.8%
British Land	884,130		11,270,682
Capital & Counties Properties	1,081,840		6,542,796
Great Portland Estates	311,010		3,802,461
Land Securities Group	822,770		15,738,455
Londonmetric Property	1,463,760		3,704,356
Safestore Holdings	591,145		2,520,011
Tritax Big Box REIT	1,422,360		2,559,952
UNITE Group	716,500		6,576,494
			52,715,207
United States—50.7%
Apartment Investment & Management, Cl. A	122,540	[b]	4,623,434
AvalonBay Communities	110,990	[b]	18,240,097
Boston Properties	141,440	[b]	18,713,926
Brandywine Realty Trust	575,380	[b]	8,389,040
CBL & Associates Properties	228,800	[b]	4,120,688
Chesapeake Lodging Trust	150,425	[b]	4,775,994
CyrusOne	191,780	[b]	6,229,014
DDR	426,130	[b]	7,265,517
Digital Realty Trust	53,660	[b]	3,402,581
Duke Realty	333,410	[b]	6,604,852
Empire State Realty Trust, Cl. A	224,241		4,036,338
Equity Commonwealth	127,410	[a,b]	3,212,006
Equity Residential	160,680	[b]	11,867,825
Essex Property Trust	82,600	[b]	18,333,070
General Growth Properties	675,040	[b]	18,496,096

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Health Care REIT	232,620	[b]	16,753,292
Highwoods Properties	83,620	[b]	3,599,005
Host Hotels & Resorts	613,360	[b]	12,353,070
Hudson Pacific Properties	515,690	[b]	15,553,210
Kilroy Realty	107,850	[b]	7,656,272
Liberty Property Trust	290,930	[b]	10,136,001
Macerich	42,440	[b]	3,469,894
Omega Healthcare Investors	127,500	[b]	4,601,475
Prologis	264,127	[b]	10,617,905
PS Business Parks	79,210	[b]	6,047,684
Public Storage	110,910	[b]	20,841,098
Ramco-Gershenson Properties Trust	242,442	[b]	4,237,886
Regency Centers	68,204	[b]	4,281,847
Retail Opportunity Investments	444,008	[b]	7,450,454
Rexford Industrial Realty	194,275	[b]	2,886,927
Simon Property Group	215,470	[b]	39,105,650
SL Green Realty	15,520	[b]	1,899,027
Sovran Self Storage	60,221	[b]	5,259,702
Spirit Realty Capital	566,500	[b]	6,395,785
STAG Industrial	120,521	[b]	2,618,921
STORE Capital	158,175		3,321,675
Strategic Hotels & Resorts	476,470	[a,b]	5,574,699
Sunstone Hotel Investors	381,511	[b]	5,943,941
Taubman Centers	81,880	[b]	5,896,179
UDR	336,360	[b]	11,022,517
Urban Edge Properties	87,082		1,970,666
Ventas	235,260	[b]	16,209,414
Vornado Realty Trust	130,550	[b]	13,510,620
Washington Real Estate Investment Trust	185,850	[b]	4,594,212
			392,119,506
Total Common Stocks
(cost $658,944,368)			766,539,518

10

Other Investment—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,482,611)	2,482,611 [c]	2,482,611
Total Investments (cost $661,426,979)	99.3%	769,022,129
Cash and Receivables (Net)	.7%	5,082,822
Net Assets	100.0%	774,104,951

BR—Bearer Certificate
REIT—Real Estate Investment Trust
a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Diversified	22.8	Hotel	4.4
Office	9.9	Real Estate Services	4.4
Multifamily	9.7	Self Storage	3.7
Regional Malls	9.2	Residential	2.2
Retail	7.0	Office Suburban	2.0
Office Infill	6.2	Specialty	1.6
Shopping Centers	5.0	Freestanding	1.2
Industrial	4.9	Money Market Investment	.3
Health Care	4.8		99.3

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	658,944,368	766,539,518
Affiliated issuers	2,482,611	2,482,611
Cash		430,689
Cash denominated in foreign currencies	2,371,756	2,385,531
Receivable for investment securities sold		7,349,953
Dividends receivable		1,909,062
Receivable for shares of Common Stock subscribed		819,361
Prepaid expenses		33,789
		781,950,514
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		692,724
Payable for investment securities purchased		6,479,192
Payable for shares of Common Stock redeemed		593,877
Accrued expenses		79,770
		7,845,563
Net Assets ($)		774,104,951
Composition of Net Assets ($):
Paid-in capital		666,528,742
Accumulated distibutions in excess of investment income—net		(16,777,766)
Accumulated net realized gain (loss) on investments		16,813,553
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		107,540,422
Net Assets ($)		774,104,951

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	12,262,745	1,130,910	156,406,812	604,304,484
Shares Outstanding	1,302,466	122,310	16,802,974	64,896,715
Net Asset Value Per Share ($)	9.42	9.25	9.31	9.31
See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $555,156 foreign taxes withheld at source):
Unaffiliated issuers	12,798,898
Affiliated issuers	2,108
Interest	425
Total Income	12,801,431
Expenses:
Management fee—Note 3(a)	3,638,881
Custodian fees—Note 3(c)	95,076
Shareholder servicing costs—Note 3(c)	58,298
Professional fees	47,181
Registration fees	33,437
Directors’ fees and expenses—Note 3(d)	31,283
Prospectus and shareholders’ reports	9,600
Distribution fees—Note 3(b)	3,888
Loan commitment fees—Note 2	3,281
Miscellaneous	21,089
Total Expenses	3,942,014
Less—reduction in expenses due to undertaking—Note 3(a)	(23,018)
Less—reduction in fees due to earnings credits—Note 3(c)	(7)
Net Expenses	3,918,989
Investment Income—Net	8,882,442
Realized and Unrealized Gain (Loss) on Investments—Note 4($):
Net realized gain (loss) on investments and foreign currency transactions	23,460,058
Net realized gain (loss) on forward foreign currency exchange contracts	(47,830)
Net Realized Gain (Loss)	23,412,228
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(4,697,384)
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	(58)
Net Unrealized Appreciation (Depreciation)	(4,697,442)
Net Realized and Unrealized Gain (Loss) on Investments	18,714,786
Net Increase in Net Assets Resulting from Operations	27,597,228
See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014

Operations ($):
Investment income—net	8,882,442	11,539,230
Net realized gain (loss) on investments	23,412,228	9,389,033
Net unrealized appreciation (depreciation)
on investments	(4,697,442)	49,460,971
Net Increase (Decrease) in Net Assets
Resulting from Operations	27,597,228	70,389,234
Dividends to Shareholders from ($):
Investment income—net:
Class A	(299,892)	(254,440)
Class C	(14,832)	(29,519)
Class I	(3,902,848)	(18,217,354)
Class Y	(14,885,724)	(29)
Net realized gain on investments:
Class A	(58,140)	—
Class C	(4,516)	—
Class I	(682,583)	—
Class Y	(2,592,387)	—
Total Dividends	(22,440,922)	(18,501,342)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,731,543	7,639,637
Class C	204,215	148,911
Class I	17,225,506	97,529,448
Class Y	50,470,359	591,494,474
Dividends reinvested:
Class A	352,436	241,250
Class C	14,047	21,921
Class I	4,378,107	7,028,710
Class Y	5,656,955	—
Cost of shares redeemed:
Class A	(3,916,608)	(5,698,678)
Class C	(131,596)	(501,297)
Class I	(17,644,175)	(651,159,095)
Class Y	(42,397,148)	(20,269,815)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	16,943,641	26,475,466
Total Increase (Decrease) in Net Assets	22,099,947	78,363,358
Net Assets ($):
Beginning of Period	752,005,004	673,641,646
End of Period	774,104,951	752,005,004
Distributions in excess of
investment income—net	(16,777,766)	(6,556,912)

14

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	289,411	875,348
Shares issued for dividends reinvested	38,101	29,601
Shares redeemed	(412,622)	(644,432)
Net Increase (Decrease) in Shares Outstanding	(85,110)	260,517
Class C
Shares sold	21,571	17,258
Shares issued for dividends reinvested	1,542	2,733
Shares redeemed	(14,142)	(59,050)
Net Increase (Decrease) in Shares Outstanding	8,971	(39,059)
Class Ia
Shares sold	1,830,047	11,572,974
Shares issued for dividends reinvested	479,005	873,132
Shares redeemed	(1,890,234)	(72,954,570)
Net Increase (Decrease) in Shares Outstanding	418,818	(60,508,464)
Class Ya
Shares sold	5,379,022	65,671,941
Shares issued for dividends reinvested	618,923	—
Shares redeemed	(4,518,407)	(2,254,887)
Net Increase (Decrease) in Shares Outstanding	1,479,538	63,417,054

a During the period ended October 31, 2014, 57,856,585 Class I shares representing $522,969,638 were exchanged for 57,856,585 ClassY shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015			Year Ended	Ten Months Ended			Year Ended December 31,
Class A Shares	(Unaudited) October 31, 2014			October 31, 2013[a]		2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	9.34		8.71	8.23		6.84	7.41	6.56	5.02
Investment Operations:
Investment income—net[b]	.10		.12	.09		.09	.10	.05	.08
Net realized and unrealized
gain (loss) on investments	.23		.73	.41		1.72	(.52)	1.07	1.74
Total from Investment Operations	.33		.85	.50		1.81	(.42)	1.12	1.82
Distributions:
Dividends from
investment income—net	(.21)		(.22)	(.02)		(.42)	(.15)	(.27)	(.28)
Dividends from net realized
gain on investments	(.04)		—	—		—	—	—	—
Total Distributions	(.25)		(.22)	(.02)		(.42)	(.15)	(.27)	(.28)
Net asset value, end of period	9.42		9.34	8.71		8.23	6.84	7.41	6.56
Total Return (%)[c]	3.51	[d]	10.15	6.07	[d]	26.50	(5.74)	17.15	36.38
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.63	[e]	1.45	1.51	[e]	1.55	1.57	1.67	4.36
Ratio of net expenses
to average net assets	1.30	[e]	1.30	1.34	[e]	1.43	1.55	1.60	1.60
Ratio of net investment income
to average net assets	2.04	[e]	1.37	1.23	[e]	1.13	1.36	.74	1.44
Portfolio Turnover Rate	32.06	[d]	50.46	44.80	[d]	46.17	80.41	86.02	97.43
Net Assets, end of period
($ x 1,000)	12,263		12,957	9,812		9,478	2,066	1,756	162

a	The fund has changed its fiscal year end from December 31 to October 31.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

16

Six Months Ended
April 30, 2015			Year Ended	Ten Months Ended			Year Ended December 31,
Class C Shares	(Unaudited)		October 31, 2014	October 31, 2013[a]		2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	9.13		8.55	8.11		6.76	7.32	6.50	5.02
Investment Operations:
Investment income—net[b]	.06		.07	.04		.06	.05	.00 [c]	.04
Net realized and unrealized
gain (loss) on investments	.24		.70	.40		1.66	(.51)	1.07	1.75
Total from Investment Operations	.30		.77	.44		1.72	(.46)	1.07	1.79
Distributions:
Dividends from
investment income—net	(.14)		(.19)	—		(.37)	(.10)	(.25)	(.31)
Dividends from net realized
gain on investments	(.04)		—	—		—	—	—	—
Total Distributions	(.18)		(.19)	—		(.37)	(.10)	(.25)	(.31)
Net asset value, end of period	9.25		9.13	8.55		8.11	6.76	7.32	6.50
Total Return (%)[d]	3.27	[e]	9.37	5.30	[e]	25.61	(6.36)	16.48	35.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.24	[f]	2.24	2.21	[f]	2.29	2.50	2.45	2.91
Ratio of net expenses
to average net assets	2.05	[f]	2.05	2.09	[f]	2.19	2.29	2.35	2.35
Ratio of net investment income
to average net assets	1.31	[f]	.79	.57	[f]	.72	.63	.02	.71
Portfolio Turnover Rate	32.06	[e]	50.46	44.80	[e]	46.17	80.41	86.02	97.43
Net Assets, end of period
($ x 1,000)	1,131		1,035	1,304		1,134	395	198	38

a	The fund has changed its fiscal year end from December 31 to October 31.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2015			Year Ended	Ten Months Ended			Year Ended December 31,
Class I Shares	(Unaudited)		October 31, 2014	October 31, 2013[a]		2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	9.25		8.62	8.13		6.75	7.33	6.49	5.02
Investment Operations:
Investment income—net[b]	.11		.22	.10		.15	.13	.10	.14
Net realized and unrealized
gain (loss) on investments	.23		.65	.42		1.66	(.52)	1.05	1.70
Total from Investment Operations	.34		.87	.52		1.81	(.39)	1.15	1.84
Distributions:
Dividends from
investment income—net	(.24)		(.24)	(.03)		(.43)	(.19)	(.31)	(.37)
Dividends from net realized
gain on investments	(.04)		—	—		—	—	—	—
Total Distributions	(.28)		(.24)	(.03)		(.43)	(.19)	(.31)	(.37)
Net asset value, end of period	9.31		9.25	8.62		8.13	6.75	7.33	6.49
Total Return (%)	3.69	[c]	10.46	6.41	[c]	26.92	(5.41)	17.91	36.94
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.03	[d]	1.02	1.04	[d]	1.07	1.11	1.17	1.33
Ratio of net expenses
to average net assets	1.03	[d]	1.02	1.04	[d]	1.07	1.11	1.17	1.18
Ratio of net investment income
to average net assets	2.32	[d]	2.59	1.43	[d]	1.90	1.81	1.51	2.55
Portfolio Turnover Rate	32.06	[c]	50.46	44.80	[c]	46.17	80.41	86.02	97.43
Net Assets, end of period
($ x 1,000)	156,407		151,475	662,525		461,583	234,424	138,618	84,854

a	The fund has changed its fiscal year end from December 31 to October 31.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

18

Six Months Ended
April 30, 2015			Year Ended October 31,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	9.25		8.62	8.16
Investment Operations:
Investment income (loss)—net[b]	.11		(.06)	.01
Net realized and unrealized gain (loss) on investments	.23		.93	.45
Total from Investment Operations	.34		.87	.46
Distributions:
Dividends from investment income—net	(.24)		(.24)	—
Dividends from net realized gain on investments	(.04)		—	—
Total Distributions	(.28)		(.24)	—
Net asset value, end of period	9.31		9.25	8.62
Total Return (%)	3.70	[c]	10.45	5.64	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01	[d]	1.02	1.06	[d]
Ratio of net expenses to average net assets	1.01	[d]	1.02	1.05	[d]
Ratio of net investment income (loss) to average net assets	2.33	[d]	(.70)	.23	[d]
Portfolio Turnover Rate	32.06	[c]	50.46	44.80	[c]
Net Assets, end of period ($ x 1,000)	604,304		586,538	1

a	From July 1, 2013 (commencement of initial offering) to October 31, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund.The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management, Inc. (“CenterSquare”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 650 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (400 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

20

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices.These securities are generally categorized within Level 2 of the fair value hierarchy.

22

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	392,119,506	—		—	392,119,506
Equity Securities—
Foreign
Common Stocks†	—	374,420,012	††	—	374,420,012
Mutual Funds	2,482,611	—		—	2,482,611

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At October 31, 2014, $361,554,223 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

24

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	5,706,000	76,589,488	79,812,877	2,482,611.3

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain dis-

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $18,501,342. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the

26

time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, Class C, Class I and Class Y shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and 1.03% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $23,018 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and CenterSquare, Dreyfus pays CenterSquare a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended April 30, 2015, the Distributor retained $1,493 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $3,888 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $16,829 and $1,296, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $4,081 for transfer agency services and $162 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $7.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $95,076 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $615,552, Distribution Plan fees $658, Shareholder Services Plan fees

28

$2,969, custodian fees $72,010, Chief Compliance Officer fees $3,682 and transfer agency fees $2,039, which are offset against an expense reimbursement currently in effect in the amount of $4,186.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2015, amounted to $252,206,892 and $243,601,582, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterpar-ties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2015, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Forward Contracts	482,444

At April 30, 2015, accumulated net unrealized appreciation on investments was $107,595,150, consisting of $114,978,239 gross unrealized appreciation and $7,383,089 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which CenterSquare Investment Management, Inc. (the “Subadviser”) provides day-to-day management of the fund’s invest-ments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group median for all periods and variously above and below the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Dreyfus representatives noted the proximity to the Performance Group and/or Performance Universe median(s) of the fund’s performance during certain periods when it was below median.

32

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed, to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2016, so that annual direct fund operating expenses of Class A, Class C, Class I and ClassY shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and 1.03%, respectively, of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the

34

Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall perfor- mance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

36

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation

Dreyfus
Greater China Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Management and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Greater China Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Greater China Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2014, through April 30, 2015, as provided by Hugh Simon and Raymond Chan, Portfolio Managers of Hamon Asian Advisors Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Greater China Fund’s Class A shares produced a total return of 15.19%, Class C shares returned 14.74% and Class I shares returned 15.31%.1 In comparison, the fund’s benchmark, the Hang Seng Index, produced a total return of 18.00% (USD terms) for the same period.2

China-related stocks rallied strongly during the reporting period after government officials eased monetary policy, relaxed certain regulations, and implemented various reforms in an effort to stimulate economic growth. The fund produced lower returns than its benchmark, largely due to its exposure to American Depositary Receipts (ADRs) and small- and mid-cap stocks that are not represented in the Hang Seng Index.

The Fund’s Investment Approach

The fund, which seeks long-term capital appreciation, normally invests at least 80% of its net assets in stocks of companies that (i) are principally traded in China, Hong Kong or Taiwan (Greater China), (ii) derive at least 50% of their revenues from Greater China or (iii) have at least 50% of their assets in Greater China. To determine where the fund will invest, we analyze several factors, including economic and political trends in Greater China, the current financial condition and future prospects of individual companies and sectors in the region, and the valuation of one market or company relative to that of another.

Chinese Stocks Buoyed by Newly Stimulative Policies

Declining commodity prices and sluggish global economic growth put downward pressure on stock prices in many emerging markets during the reporting period, but China’s stock market advanced strongly amid improved investor sentiment. Indeed, China ranked among the world’s strongest equity markets over the past six months.

Although GDP growth in China remained relatively sluggish, the nation’s transition from an industrial-led economy to one driven by domestic consumption appeared to make progress. Investors responded particularly positively in late 2014 to new

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

stimulative measures from monetary policymakers in China, including two reductions in short-term interest rates and reduced reserve requirements for domestic banks. Meanwhile, government officials relaxed restrictions in formerly overheated property markets, opened the nation’s financial markets to greater foreign investment, and implemented long-awaited reforms in state-owned enterprises, including mergers designed to enhance operational efficiencies and discourage unhealthy competition. The government also continued to demonstrate its commitment to developing the mainland’s currency, the renminbi, into a global trading currency. These measures cheered investors, who looked forward to stronger economic growth and improved liquidity in local financial markets.

Smaller Stocks Dampened Relative Performance

The fund participated substantially in the market rally over the reporting period, but its performance compared to the benchmark was undermined to a degree by its non-index holdings, including small- and mid-cap stocks that lagged their large-cap counterparts. In addition, the fund held exposure to certain Chinese equities through American Depositary Receipts, which did not participate in the rally.

The smaller capitalization stocks weighing on relative results during the reporting period included footwear maker Daphne International Holdings, which struggled with inventory issues despite strong ecommerce results. Daqo New Energy was hurt by plummeting oil prices, and online entertainment provider YY encountered intensifying concerns about the viability of its business model. Midcap drug developer Sihuan Pharmaceutical Holdings suffered amid pricing pressures, and the valuation of China Mobile Games & Entertainment Group was undermined by slowing growth in the sales of smartphones.

The fund achieved better relative performance through other holdings across a variety of industry groups. Railroad equipment maker China CNR more than doubled in value after announcing a merger with a former competitor. Diversified financial services provider Ping An Insurance Group benefited from strong results in its insurance unit as well as the opening of local capital markets to foreign investment. Aircraft producer AviChina Industry & Technology achieved better-than-expected results in several of its subsidiaries. Carmaker Chongqing Changan Automobile announced higher sales, market share gains, and rising profits in its recent quarterly report. Property developer and manager China Resources Land gained value due to regulatory easing and falling interest rates.

4

Finding Opportunities in a Market Recovery

As of the reporting period’s end, we remain optimistic regarding the prospects for Chinese equities. We expect recent monetary stimulus and regulatory reforms to boost economic activity generally and attract greater foreign investment in China’s financial markets.We have identified especially attractive opportunities in the industry groups that we believe are most likely to benefit from these positive developments, including Internet-related companies, certain industrial firms, health care companies serving a growing middle class of consumers, and tourism-related businesses. We have found fewer companies meeting our investment criteria in the energy and telecommunications services sectors.

Please note that the Board of Directors of Dreyfus Premier Investment Funds, Inc. (the “Company”) has approved the liquidation of the fund, a series of the Company and, accordingly, the fund will be liquidated on or about May 21, 2015.

May 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Emerging markets, such as those of China and Taiwan, tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investments in emerging markets. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.These risks are enhanced in emerging market countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: BLOOMBERG L.P. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Hang Seng Index is a free-float capitalization-weighted index of 36 companies that represents approximately 66%
of the total market cap of the Stock Exchange of Hong Kong. Index components are capped at 25% and divided into four sub-indexes. Return quoted is in U.S. dollars. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Greater China Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 9.07	$ 13.04	$ 7.74
Ending value (after expenses)	$ 1,151.90	$ 1,147.40	$ 1,153.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 8.50	$ 12.23	$ 7.25
Ending value (after expenses)	$ 1,016.36	$ 1,012.65	$ 1,017.60

† Expenses are equal to the fund’s annualized expense ratio of 1.70% for Class A, 2.45% for Class C and 1.45% for
Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)†

Common Stocks—94.9%	Shares		Value ($)
Banks—17.0%
Bank of China, Cl. H	15,800,000		10,852,806
China Construction Bank, Cl. H	11,286,000		10,983,458
Industrial & Commercial Bank of China, Cl. H	15,598,000		13,550,661
			35,386,925
Capital Goods—4.3%
Concord New Energy Group	25,490,000	[a]	2,075,863
Hutchison Whampoa	459,000		6,771,372
			8,847,235
Commercial & Professional Services—1.1%
China Everbright International	1,226,000		2,293,629
Consumer Services—.2%
Perfect Shape PRC Holdings	1,816,000		426,532
Diversified Financials—6.7%
China Cinda Asset Management, Cl. H	23,500,000	[a]	13,986,886
Energy—5.2%
China Petroleum & Chemical, Cl. H	4,000,000		3,774,902
CNOOC	3,000,000		5,113,591
NewOcean Energy Holdings	3,564,000		1,982,533
			10,871,026
Insurance—16.9%
AIA Group	1,966,000		13,123,580
China Life Insurance, Cl. H	2,170,000		10,524,457
Ping An Insurance Group Company of China, Cl. H	802,000		11,507,470
			35,155,507
Pharmaceuticals, Biotech & Life Sciences—7.5%
China Medical System Holdings	1,200,000		2,118,064
CSPC Pharmaceutical Group	2,408,000		2,502,116
Lijun International Pharmaceutical Holding	6,956,000		3,084,019
Luye Pharma Group	2,077,000		2,669,608
Sihuan Pharmaceutical Holdings Group	9,314,000	[b]	5,299,590
			15,673,397

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Real Estate—5.4%
CK Hutchison Holdings	200,000		4,346,783
Sun Hung Kai Properties	415,000		6,904,546
			11,251,329
Software & Services—15.0%
Baidu, ADR	40,500	[a]	8,111,340
China Mobile Games &
Entertainment Group, ADR	100,663		2,111,910
Technovator International	414,000	[a]	403,781
Tencent Holdings	995,600		20,561,577
			31,188,608
Telecommunication Services—11.6%
China Mobile	997,000		14,255,715
China Unicom Hong Kong	5,188,000		9,743,637
			23,999,352
Utilities—4.0%
Huadian Fuxin Energy, Cl. H	7,880,000		4,245,251
Huaneng Renewables, Cl. H	9,050,000		3,962,041
			8,207,292
Total Common Stocks
(cost $174,175,337)			197,287,718
	Number of
Warrants—3.2%	Warrants		Value ($)
Consumer Services
China International Travel
Service, Cl. A (12/9/15)
(cost $6,221,365)	809,636 [a,b,c]		6,696,095

8

Other Investment—.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $359,909)	359,909 [d]	359,909
Total Investments (cost $180,756,611)	98.3%	204,343,722
Cash and Receivables (Net)	1.7%	3,636,103
Net Assets	100.0%	207,979,825

ADR—American Depository Receipts

† Prepared on a liquidation basis—see Note 1.
a Non-income producing security.
b The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors.At April 30, 2015, the value of these securities amounted to $11,995,685 or 5.8% of net assets.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2015, this security was valued at $6,696,095 or 3.2% of net assets.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banks	17.0	Energy	5.2
Insurance	16.9	Capital Goods	4.3
Software & Services	15.0	Utilities	4.0
Telecommunication Services	11.6	Consumer Services	3.4
Pharmaceuticals, Biotech &		Commercial & Professional Services	1.1
Life Sciences	7.5	Money Market Investment	.2
Diversified Financials	6.7
Real Estate	5.4		98.3

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)†

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	180,396,702	203,983,813
Affiliated issuers	359,909	359,909
Cash denominated in foreign currencies	98	98
Receivable for investment securities sold		6,358,079
Dividends receivable		14,292
Receivable for shares of Common Stock subscribed		5,806
Prepaid expenses		44,349
		210,766,346
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		359,820
Cash overdraft due to Custodian		180,407
Payable for shares of Common Stock redeemed		1,837,819
Payable for investment securities purchased		321,343
Interest payable—Note 2		407
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		398
Accrued expenses		86,327
		2,786,521
Net Assets ($)		207,979,825
Composition of Net Assets ($):
Paid-in capital		154,022,234
Accumulated investment (loss)—net		(2,239,098)
Accumulated net realized gain (loss) on investments		32,610,312
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		23,586,377
Net Assets ($)		207,979,825

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	108,750,765	61,849,335	37,379,725
Shares Outstanding	2,286,476	1,488,098	754,286
Net Asset Value Per Share ($)	47.56	41.56	49.56
† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2015 (Unaudited)†

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	13,779
Affiliated issuers	978
Total Income	14,757
Expenses:
Management fee—Note 3(a)	1,417,818
Shareholder servicing costs—Note 3(c)	404,712
Distribution fees—Note 3(b)	237,954
Custodian fees—Note 3(c)	167,757
Registration fees	24,825
Prospectus and shareholders’ reports	19,435
Professional fees	18,405
Directors’ fees and expenses—Note 3(d)	8,196
Interest expense—Note 2	1,956
Loan commitment fees—Note 2	1,020
Miscellaneous	42,645
Total Expenses	2,344,723
Less—reduction in expenses due to undertaking—Note 3(a)	(223,947)
Less—reduction in fees due to earnings credits—Note 3(c)	(78)
Net Expenses	2,120,698
Investment (Loss)—Net	(2,105,941)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	38,117,731
Net realized gain (loss) on forward foreign currency exchange contracts	(25,903)
Net Realized Gain (Loss)	38,091,828
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	(10,167,417)
Net unrealized appreciation (depreciation) on forward
foreign currency exchange contracts	202
Net Unrealized Appreciation (Depreciation)	(10,167,215)
Net Realized and Unrealized Gain (Loss) on Investments	27,924,613
Net Increase in Net Assets Resulting from Operations	25,818,672

† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)†	October 31, 2014
Operations ($):
Investment (loss)—net	(2,105,941)	(1,250,113)
Net realized gain (loss) on investments	38,091,828	42,585,485
Net unrealized appreciation
(depreciation) on investments	(10,167,215)	(46,330,832)
Net Increase (Decrease) in Net Assets
Resulting from Operations	25,818,672	(4,995,460)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	3,203,049	11,832,962
Class C	451,672	1,944,194
Class I	3,328,438	12,057,819
Cost of shares redeemed:
Class A	(56,689,287)	(61,737,501)
Class C	(20,249,926)	(25,300,695)
Class I	(18,999,456)	(23,725,011)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(88,955,510)	(84,928,232)
Total Increase (Decrease) in Net Assets	(63,136,838)	(89,923,692)
Net Assets ($):
Beginning of Period	271,116,663	361,040,355
End of Period	207,979,825	271,116,663
Accumulated investment (loss)—net	(2,239,098)	(133,157)

12

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)†	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	81,552	288,748
Shares redeemed	(1,390,516)	(1,516,747)
Net Increase (Decrease) in Shares Outstanding	(1,308,964)	(1,227,999)
Class C
Shares sold	13,315	53,529
Shares redeemed	(574,754)	(702,703)
Net Increase (Decrease) in Shares Outstanding	(561,439)	(649,174)
Class I
Shares sold	79,426	284,203
Shares redeemed	(452,124)	(559,876)
Net Increase (Decrease) in Shares Outstanding	(372,698)	(275,673)

† Prepared on a liquidation basis—See Note 1.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015				Year Ended October 31,
Class A Shares	(Unaudited)†		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	41.29		41.67	32.51	34.97	51.10	40.09
Investment Operations:
Investment (loss)—net[a]	(.34)		(.10)	(.01)	(.10)	(.13)	(.27)
Net realized and unrealized
gain (loss) on investments	6.61		(.28)	9.17	(.55)	(14.65)	11.26
Total from
Investment Operations	6.27		(.38)	9.16	(.65)	(14.78)	10.99
Distributions:
Dividends from net realized
gain on investments	—		—	—	(1.81)	(1.36)	—
Proceeds from redemptions fees	.00	[b]	.00 [b]	.00 [b]	.00 [b]	.01	.02
Net asset value, end of period	47.56		41.29	41.67	32.51	34.97	51.10
Total Return (%)[c]	15.19	[d]	(.91)	28.18	(1.37)	(29.73)	27.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.90	[e]	1.83	1.82	1.92	1.84	1.89
Ratio of net expenses
to average net assets	1.70	[e]	1.70	1.67	1.88	1.84	1.89
Ratio of net investment (loss)
to average net assets	(1.69)[e]		(.24)	(.04)	(.30)	(.27)	(.60)
Portfolio Turnover Rate	109.68	[d]	156.89	128.56	141.37	91.44	71.53
Net Assets, end of period
($ x 1,000)	108,751		148,460	200,988	207,965	302,932	610,538

†	Prepared on a liquidation basis—See Note 1.
a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

14

Six Months Ended
	April 30, 2015			Year Ended October 31,
Class C Shares	(Unaudited)†		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	36.22		36.83	28.96	31.60	46.64	36.86
Investment Operations:
Investment (loss)—net[a]	(.42)		(.36)	(.27)	(.30)	(.41)	(.53)
Net realized and unrealized
gain (loss) on investments	5.76		(.25)	8.14	(.53)	(13.28)	10.29
Total from
Investment Operations	5.34		(.61)	7.87	(.83)	(13.69)	9.76
Distributions:
Dividends from net realized
gain on investments	—		—	—	(1.81)	(1.36)	—
Proceeds from redemption fees	.00	[b]	.00 [b]	.00 [b]	.00 [b]	.01	.02
Net asset value, end of period	41.56		36.22	36.83	28.96	31.60	46.64
Total Return (%)[c]	14.74	[d]	(1.66)	27.17	(2.13)	(30.26)	26.56
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.65	[e]	2.59	2.59	2.68	2.58	2.60
Ratio of net expenses
to average net assets	2.45	[e]	2.45	2.44	2.64	2.58	2.60
Ratio of net investment (loss)
to average net assets	(2.44)[e]		(.99)	(.83)	(1.07)	(.98)	(1.31)
Portfolio Turnover Rate	109.68	[d]	156.89	128.56	141.37	91.44	71.53
Net Assets, end of period
($ x 1,000)	61,849		74,230	99,380	106,457	153,058	283,842

†	Prepared on a liquidation basis—See Note 1.
a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2015			Year Ended October 31,
Class I Shares	(Unaudited)†		2014	2013		2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	42.97		43.26	33.66		36.04	52.51	41.06
Investment Operations:
Investment income (loss)—net[a]	(.29)		.00 [b]	.08		(.02)	(.03)	(.10)
Net realized and unrealized
gain (loss) on investments	6.88		(.29)	9.52		(.55)	(15.09)	11.53
Total from
Investment Operations	6.59		(.29)	9.60		(.57)	(15.12)	11.43
Distributions:
Dividends from net realized
gain on investments	—		—	—		(1.81)	(1.36)	—
Proceeds from redemption fees	.00	[b]	.00 [b]	.00	[b]	.00 [b]	.01	.02
Net asset value, end of period	49.56		42.97	43.26		33.66	36.04	52.51
Total Return (%)	15.31	[c]	(.67)	28.52		(1.10)	(29.57)	27.86
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.66	[d]	1.55	1.54		1.64	1.60	1.56
Ratio of net expenses
to average net assets	1.45	[d]	1.45	1.39		1.60	1.60	1.56
Ratio of net investment income
(loss) to average net assets	(1.44)[d]		.01	.22		(.05)	(.07)	(.22)
Portfolio Turnover Rate	109.68	[c]	156.89	128.56		141.37	91.44	71.53
Net Assets, end of period
($ x 1,000)	37,380		48,426	60,672		57,899	86,871	165,622

†	Prepared on a liquidation basis—See Note 1.
a	Based on average shares outstanding.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Greater China Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering six series, including the fund. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon Asian Advisors Limited (“Hamon”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

On March 11-12, 2015, the Company’s Board of Directors (the “Board”) approved the liquidation of the fund.The fund’s assets were liquidated and the proceeds were distributed to shareholders as of the close of business May 21, 2015. The fund has been terminated, and accordingly shares of the fund are no longer offered. The financial statements of the fund as of April 30, 2015 have been presented on a liquidation basis, which includes adjustments to present the estimated net realizable value and estimated net settlement amount of fund’s assets and liabilities, respectively, through the liquidation of the fund.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 1 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (400 million shares authorized), Class C (200 million shares authorized), and Class I (400 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Class I shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

18

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

20

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	10,223,250	187,064,468	††	—	197,287,718
Mutual Funds	359,909	—		—	359,909
Warrants†	—	6,696,095	††	—	6,696,095
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(398)		—	(398)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized (depreciation) at period end.

At October 31, 2014, $222,279,551 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014($)	Purchases ($)	Sales ($)	4/30/2015($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,365,000	81,158,829	82,163,920	359,909.2

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

The fund follows an investment policy of investing primarily in the securities of Chinese issuers and other investments that are tied economically to China. Because the fund’s investments are concentrated in

22

China, the fund’s performance is expected to be closely tied to social, political and economic conditions within China and to be more volatile than the performance of more geographically diversified funds.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $5,470,717 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. These short-term capital losses which can be carried forward for an unlimited period.

The fund has analyzed its tax positions with respect to applicable income tax issues for open tax years (in each respective jurisdiction) and determined no material tax liabilities existed.The fund operates in certain jurisdictions where the tax laws are evolving and, therefore, the application and interpretation of these laws and regulations is uncertain. In the future, the fund’s tax position in these jurisdictions may be subject to review from time to time which could result in tax liabilities.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2015 was approximately $356,400 with a related weighted average annualized interest rate of 1.11%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through May 21, 2015, to

24

waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.45% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $223,947 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee at the annual rate of .625% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2015, the Distributor retained $2,978 from commissions earned on sales of the fund’s Class A shares and $3,098 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $237,954 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $156,152 and $79,318, respectively, pursuant to the Shareholder Services Plan.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $31,137 for transfer agency services and $1,776 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $78.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $167,757 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $222,391, Distribution Plan fees $38,647, Shareholder Services Plan fees $36,633, custodian fees $103,795, Chief Compliance Officer fees $3,682 and transfer agency fees $12,918, which are offset against an expense reimbursement currently in effect in the amount of $58,246.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance

26

subject to certain exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2015, redemption fees charged and retained by the fund amounted to $6,214.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2015, amounted to $250,986,819 and $346,857,355, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterpar-ties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.The following summarizes open forward contracts at April 30, 2015:

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Hong Kong Dollar,
Expiring
5/4/2015	[a]	22,800,000	2,941,328	2,941,726	(398)

Counterparty:
a Standard Chartered Bank

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

28

At April 30, 2015, derivative liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Liabilities ($)
Forward contracts	(398)
Total gross amount of derivative liabilities
in the Statement of Assets and Liabilities	(398)
Derivatives not subject to Master Agreements	—
Total gross amount of liabilities
subject to Master Agreements	(398)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2015:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Standard Chartered Bank	(398)	—	—	(398)

1	Absent a default event or early termination, OTC derivative liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Forward contracts	1,737,605

At April 30, 2015, accumulated net unrealized appreciation on investments was $23,587,111, consisting of $25,944,387 gross unrealized appreciation and $2,357,276 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 11-12, 2015, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Hamon Asian Advisors Limited (the “Subadviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting

30

legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed with Dreyfus, its affiliates and the Sub-Adviser the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (ranking lowest in the Performance Group for the one-, four- and five-year periods and ranking in the fourth quartile of the Performance Group and Performance Universe for most periods), except for the ten-year period when the fund’s performance was above the Performance Group and Performance Universe medians. Dreyfus also provided a

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the

32

services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. However, in light of the fund’s declining assets over time and the fund’s performance history, management proposed that the Board consider approving liquidation of the fund. The Board received presentations from Dreyfus and the Sub-Adviser in this regard and determine to approve liquidation, but also approved renewal of the Agreements to continue orderly management and liquidation of the fund’s assets until the liquidation was effected.

34

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)